SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash equivalents			$ 0	$ 0
Asset impairment charges			300,000	4,120,000
Income tax position, recognition percentage	50.00%		50.00%
Income (loss) attributable to noncontrolling interest	$ 144,448	$ 0	$ 2,375,407	$ 0
Maximum [Member]
Property and equipment, estimated useful life			7 years
Minimum [Member]
Property and equipment, estimated useful life			3 years